Segments	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Disclosure of entity's operating segments [text block]

3 Segments

Equinor’s operations are managed through the following operating segments (business areas): Development & Production Norway (DPN), Development & Production International (DPI), Development & Production Brazil (DPB), Development & Production USA (DPUSA), Marketing, Midstream & Processing (MMP), New Energy Solutions (NES), Technology, Projects & Drilling (TPD), Exploration (EXP) and Global Strategy & Business Development (GSB).

The development and production business areas are responsible for the commercial development of the oil and gas portfolios within their respective geographical areas: DPN on the Norwegian continental shelf, DPB in Brazil, DPUSA in USA and DPI worldwide outside of DPN, DPB and DPUSA.

Exploration activities are managed by the EXP business area, which has the global responsibility across the group for discovery and appraisal of new resources. Exploration activities are allocated to and presented in the respective development and production business areas.

TPD is responsible for the global project portfolio, well delivery, new technology and sourcing across Equinor. The activities are allocated and presented in the respective business areas receiving the deliveries.

The MMP business area is responsible for marketing and trading of oil and gas commodities (crude, condensate, gas liquids, products, natural gas and liquified natural gas), electricity and emission rights, as well as transportation, processing and manufacturing of the above-mentioned commodities, operations of refineries, terminals and processing - and power plants and low carbon solutions including carbon capture and storage which was previously the responsibility of the NES business area.

The NES business area is responsible for wind parks and other renewable energy solutions.

The business areas DPI and DPB are aggregated into the reporting segment Exploration & Production International (E&P International). The aggregation has its basis in similar economic characteristics, such as similar revenue growth, net operating income, the assets’ long-term and capital-intensive nature and exposure to volatile oil and gas commodity prices, the nature of products, service and production processes, the type and class of customers, the methods of distribution and regulatory environment. The reporting segments Exploration & Production Norway (E&P Norway), Exploration & Production USA (E&P USA) and MMP consists of the business areas DPN, DPUSA and MMP respectively. The business areas NES, GSB, TPD, EXP and corporate staffs and support functions are aggregated into the reporting segment “Other” due to the immateriality of these areas. The majority of costs within the business areas GSB, TPD and EXP are allocated to the E&P International, E&P Norway, E&P USA and MMP reporting segments.

As from the second quarter of 2020, Equinor changed its internal reporting to management (CEC), impacting the composition of Equinor's operating and reporting segments. Equinor’s upstream activities in the USA is from the second quarter reported separately to management. The fact that such information is also considered to be valuable for the users of the financial statements, resulted in the exploration and production activities in the USA as of the second quarter of 2020 were considered a separate operating- and reporting segment. Previously these activities were included in the DPI operating segment and presented as part of the E&P International reporting segment. The new structure has been reflected retrospectively with restated comparable figures.

Inter-segment sales and related unrealised profits, mainly from the sale of crude oil and products, are eliminated in the Eliminations column below. Inter-segment revenues are based upon estimated market prices.

Segment data for the years ended 31 December 2020, 2019 and 2018 are presented below. The measurement basis of segment profit is net operating income/(loss). In the tables below, deferred tax assets, pension assets and non-current financial assets are not allocated to the segments.

The measurement basis for segments is IFRS as applied by the group with the exception of IFRS 16 Leases and the line item Additions to property, plant and equipment (PP&E), intangibles and equity accounted investments. All IFRS 16 leases are presented within the Other segment. The lease costs for the period are allocated to the different segments based on underlying lease payments, with a corresponding credit in the Other segment. Lease costs allocated to licence partners are recognised as other revenue in the Other segment. Additions to PP&E, intangible assets and equity accounted investments in the E&P and MMP segments include the period’s allocated lease costs related to activity being capitalised with a corresponding negative addition in the Other segment. The line item Additions to property, plant and equipment (PP&E), intangibles and equity accounted investments excludes movements related to changes in asset retirement obligations.

Full year 2020	E&P Norway	E&P International	E&P USA	MMP	Other	Eliminations	Total
(in USD million)

Revenues third party, other revenue and other income	91	452	368	44,605	249	0	45,765
Revenues inter-segment	11,804	3,183	2,247	309	4	(17,547)	0
Net income/(loss) from equity accounted investments	0	(146)	0	31	168	0	53

Total revenues and other income	11,895	3,489	2,615	44,945	421	(17,547)	45,818

Purchases [net of inventory variation]	(0)	(72)	0	(38,072)	1	17,157	(20,986)
Operating, selling, general and administrative expenses	(2,829)	(1,440)	(1,313)	(5,060)	419	685	(9,537)
Depreciation, amortisation and net impairment losses	(5,546)	(3,471)	(3,824)	(1,453)	(940)	0	(15,235)
Exploration expenses	(423)	(2,071)	(990)	0	1	0	(3,483)

Total operating expenses	(8,798)	(7,054)	(6,127)	(44,586)	(519)	17,842	(49,241)

Net operating income/(loss)	3,097	(3,565)	(3,512)	359	(98)	296	(3,423)

Additions to PP&E, intangibles and equity accounted investments	4,851	2,608	1,068	190	1,044	0	9,761

Balance sheet information
Equity accounted investments	3	1,125	0	92	1,042	0	2,262
Non-current segment assets	35,833	17,329	12,376	4,147	4,135	0	73,820
Non-current assets not allocated to segments							13,704

Total non-current assets							89,786

Full year 2019	E&P Norway	E&P International	E&P USA	MMP	Other	Eliminations	Total

(in USD million)		(restated)	(restated)

Revenues third party, other revenue and other income	1,048	1,685	441	60,491	527	0	64,194
Revenues inter-segment	17,769	4,376	3,792	439	4	(26,379)	0
Net income/(loss) from equity accounted investments	15	24	6	25	93	0	164

Total revenues and other income	18,832	6,085	4,239	60,955	624	(26,379)	64,357

Purchases [net of inventory variation]	(1)	(34)	0	(54,454)	(1)	24,958	(29,532)
Operating, selling, general and administrative expenses	(3,284)	(1,684)	(1,668)	(4,897)	272	793	(10,469)
Depreciation, amortisation and net impairment losses	(5,439)	(2,228)	(4,133)	(600)	(804)	0	(13,204)
Exploration expenses	(478)	(668)	(709)	0	0	0	(1,854)

Total operating expenses	(9,201)	(4,614)	(6,510)	(59,951)	(533)	25,750	(55,058)

Net operating income/(loss)	9,631	1,471	(2,271)	1,004	92	(629)	9,299

Additions to PP&E, intangibles and equity accounted investments	7,316	2,851	3,004	788	823	0	14,782

Balance sheet information
Equity accounted investments	3	321	0	90	1,028	0	1,442
Non-current segment assets	33,795	20,784	16,774	5,124	4,214	0	80,691
Non-current assets not allocated to segments							11,152

Total non-current assets							93,285

Full year 2018	E&P Norway	E&P International	E&P USA	MMP	Other	Eliminations	Total
(in USD million)		(restated)	(restated)

Revenues third party, other revenues and other income	588	2,758	423	75,487	45	0	79,301
Revenues inter-segment	21,877	5,195	3,991	291	2	(31,355)	0
Net income/(loss) from equity accounted investments	10	23	8	16	234	0	291

Total revenues and other income	22,475	7,978	4,421	75,794	280	(31,355)	79,593

Purchases [net of inventory variation]	2	(23)	(3)	(69,296)	(0)	30,805	(38,516)
Operating, selling, general and administrative expenses	(3,270)	(1,569)	(1,437)	(4,377)	(288)	653	(10,286)
Depreciation, amortisation and net impairment losses	(4,370)	(2,394)	(2,198)	(215)	(72)	0	(9,249)
Exploration expenses	(431)	(586)	(387)	0	0	0	(1,405)

Total operating expenses	(8,069)	(4,575)	(4,022)	(73,888)	(360)	31,458	(59,456)

Net operating income /(loss)	14,406	3,402	400	1,906	(79)	103	20,137

Most of the renewable assets in Equinor Group are accounted for using the equity method and the results are presented in the Other reporting segment. The net income from the equity accounted investments within the operating segment NES was USD 163 million in the full year 2020, USD 95 million in 2019 and USD 234 million in 2018.

See note 4 Acquisitions and disposals for information on transactions that affect the different segments.

See note 10 Property, plant and equipment for further information on impairment losses and impairment reversals that affect the different segments.

See note 11 Intangible assets for information on impairment losses and impairment reversals that affect the different segments.

See note 23 Other commitments, contingent liabilities and contingent assets for information on contingencies that affect the segments.

Revenues from contracts with customers by geographical areas

Equinor has business operations in more than 30 countries. When attributing the line item Revenues third party, other revenue and other income to the country of the legal entity executing the sale for 2020, Norway constitutes 80% and USA constitutes 14%. For 2019 the revenues to Norway and USA constituted 75% and 18% respectively, and for 2018 75% and 18% respectively.

Non-current assets by country
	At 31 December
(in USD million)	2020	2019

Norway	42,192	40,292
USA	13,172	17,776
Brazil	8,203	8,724
UK	4,398	5,657
Azerbaijan	1,683	1,598
Canada	1,527	1,672
Russia	973	447
Denmark	953	984
Algeria	808	915
Angola	725	1,564
Other countries	1,447	2,504

Total non-current assets1)	76,082	82,133

1) Excluding deferred tax assets, pension assets and non-current financial assets.

Revenues from contracts with customers and other revenues
(in USD million)	2020	2019	2018

Crude oil	24,509	33,505	40,948

Natural gas1)	7,213	11,281	14,070
- European gas	5,839	9,366	11,675
- North American gas	1,010	1,359	1,581
- Other incl LNG	363	556	814

Refined products	6,534	10,652	13,124
Natural gas liquids	5,069	5,807	7,167
Transportation	1,083	967	1,033
Other sales	681	445	903

Total revenues from contracts with customers	45,088	62,657	77,246

Over/Under lift			137
Taxes paid in-kind	93	344	865
Physically settled commodity derivatives2)	209	(1,086)	488
Gain/(loss) on commodity derivatives	108	732	(216)
Other revenues	256	265	36
Total other revenues	665	254	1,309

Revenues	45,753	62,911	78,555

1) Retrospectively applied the disaggregation of Natural gas revenues in the 2018 financial statements.
2) Retrospectively reclassified Physically settled commodity derivatives to Total other revenues, previously presented as Natural gas revenue included in Total revenues from contracts with customers in the 2018 financial statements.